RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual) (USD $)	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Related Party Transaction [Line Items]
Due from Related Parties	$ 41,480	$ 44,986	$ 149,899
Debt Instrument, Basis Spread on Variable Rate	1.00%	1.00%
Repayments of Related Party Debt	37,837	37,837
Related Party Transaction, Amounts of Transaction		85,947
Director [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services		105,555
Accounts Payable, Related Parties		0	48,673
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	7,025
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	1,490	4,220	16,235
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 9,752	$ 5,930	$ 0